Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000253849 | Microsoft8851881
Holdings [Line Items]
Percent of Total Investments	6.60%
C000253849 | Alphabet8851811
Holdings [Line Items]
Percent of Total Investments	6.10%
C000253849 | Amazon.com8851814
Holdings [Line Items]
Percent of Total Investments	5.60%
C000253849 | Intercontinental Exchange8851863
Holdings [Line Items]
Percent of Total Investments	4.20%
C000253849 | Meta Platforms8851878
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253849 | Mastercard8851875
Holdings [Line Items]
Percent of Total Investments	3.90%
C000253849 | Coca-Cola8851843
Holdings [Line Items]
Percent of Total Investments	3.80%
C000253849 | RB Global8851890
Holdings [Line Items]
Percent of Total Investments	3.40%
C000253849 | Abbott Laboratories8851803
Holdings [Line Items]
Percent of Total Investments	3.30%
C000253849 | Intuit8851865
Holdings [Line Items]
Percent of Total Investments	3.20%
C000253849 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253849 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253849 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253849 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000253849 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253849 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253849 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000253849 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000253849 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000253850 | Microsoft8851881
Holdings [Line Items]
Percent of Total Investments	6.60%
C000253850 | Alphabet8851811
Holdings [Line Items]
Percent of Total Investments	6.10%
C000253850 | Amazon.com8851814
Holdings [Line Items]
Percent of Total Investments	5.60%
C000253850 | Intercontinental Exchange8851863
Holdings [Line Items]
Percent of Total Investments	4.20%
C000253850 | Meta Platforms8851878
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253850 | Mastercard8851875
Holdings [Line Items]
Percent of Total Investments	3.90%
C000253850 | Coca-Cola8851843
Holdings [Line Items]
Percent of Total Investments	3.80%
C000253850 | RB Global8851890
Holdings [Line Items]
Percent of Total Investments	3.40%
C000253850 | Abbott Laboratories8851803
Holdings [Line Items]
Percent of Total Investments	3.30%
C000253850 | Intuit8851865
Holdings [Line Items]
Percent of Total Investments	3.20%
C000253850 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253850 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253850 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253850 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000253850 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253850 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253850 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000253850 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000253850 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000256674 | Microsoft8851881
Holdings [Line Items]
Percent of Total Investments	6.60%
C000256674 | Alphabet8851811
Holdings [Line Items]
Percent of Total Investments	6.10%
C000256674 | Amazon.com8851814
Holdings [Line Items]
Percent of Total Investments	5.60%
C000256674 | Intercontinental Exchange8851863
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256674 | Meta Platforms8851878
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256674 | Mastercard8851875
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256674 | Coca-Cola8851843
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256674 | RB Global8851890
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256674 | Abbott Laboratories8851803
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256674 | Intuit8851865
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256674 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256674 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000256674 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000256674 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000256674 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000256674 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000256674 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000256674 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000256674 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%